Stockholders' Equity - Preferred Stock (Detail) - Undesignated Preferred Stock	Jun. 30, 2016 $ / shares shares
Preferred Stock
Preferred stock, authorized (in shares)	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, outstanding (in shares)	0